UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22131

Miller Investment Trust

(Exact name of registrant as specified in charter)

20 William Street, Wellesley, MA

02481

(Address of principal executive offices)

(Zip code)

James Ash

Gemini Fund Services, LLC., 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

10/31

Date of reporting period:   1/31/13

Item 1.  Schedule of Investments.

Miller Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2013
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

CONVERTIBLE BONDS - 91.53%
AEROSPACE/DEFENSE - 3.24%
AAR Corp.	$ 1,000,000	2.2500	3/1/2016	$ 958,125
Alliant Techsystems, Inc.	3,000,000	3.0000	8/15/2024	3,202,500
Kaman Corp. - 144A	4,000,000	3.2500	11/15/2017	5,035,000
				9,195,625
AIRLINES - 1.45%
JetBlue Airways Corp.	3,000,000	6.7500	10/15/2039	4,134,375

APPAREL - 0.38%
Iconix Brand Group, Inc. - 144A	1,000,000	2.5000	6/1/2016	1,080,000

AUTO MANUFACTURERS - 3.83%
Wabash National Corp.	9,000,000	3.3750	5/1/2018	10,856,250

BANKS - 5.99%
Goldman Sachs Group, Inc.	3,500,000	0.0000	3/28/2016	3,884,382
Goldman Sachs Group, Inc.	7,250,000	0.0000	3/28/2016	8,046,221
Goldman Sachs Group, Inc.	5,500,000	0.0000	1/24/2020	5,055,174
				16,985,777
BIOTECHNOLOGY - 5.74%
Charles River Laboratories International, Inc.	1,000,000	2.2500	6/15/2013	1,011,875
Cubist Pharmaceuticals, Inc.	1,000,000	2.5000	11/1/2017	1,605,000
Gilead Sciences, Inc.	2,000,000	1.6250	5/1/2016	3,590,010
Illumina, Inc. - 144A	1,000,000	0.2500	3/15/2016	963,750
Medicines Co. - 144A	2,200,000	1.3750	6/1/2017	2,762,375
United Therapeutics Corp. - 144A	5,000,000	1.0000	9/15/2016	6,353,125
				16,286,135
BUILDING MATERIALS - 0.39%
Griffon Corp. - 144A	1,000,000	4.0000	1/15/2017	1,092,500

CHEMICALS - 0.00%
ShengdaTech, Inc. - 144A*	8,000,000	6.5000	12/15/2015	-

COMPUTERS - 2.52%
Mentor Graphics Corp.	4,000,000	4.0000	4/1/2031	4,647,500
SanDisk Corp.	2,000,000	1.5000	8/15/2017	2,501,250
				7,148,750
DISTRIBUTION/WHOLESALE - 2.87%
Titan Machinery, Inc. - 144A	8,000,000	3.7500	5/1/2019	8,155,000

DIVERSIFIED FINANCIAL SERVICES - 3.50%
BGC Partners, Inc.	7,000,000	4.5000	7/15/2016	6,562,500
DFC Global Corp. - 144A	3,000,000	3.2500	4/15/2017	3,354,375
				9,916,875
ELECTRICAL COMPONENTS & EQUIPMENT - 0.85%
EnerSys, Inc.	2,000,000	3.3750 +	6/1/2038	2,435,000

ELECTRONICS - 0.37%
FEI Co.	500,000	2.8750	6/1/2013	1,041,250

ENERGY-ALTERNATE SOURCES - 2.33%
Green Plains Renewable Energy, Inc.	7,000,000	5.7500	11/1/2015	6,597,500

Miller Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

HEALTHCARE-PRODUCTS - 4.50%
Alere, Inc.	$ 1,000,000	3.0000	5/15/2016	$ 954,375
Hologic, Inc. +	1,000,000	2.0000	3/1/2042	1,081,250
Integra LifeSciences Holdings Corp.	5,000,000	1.6250	12/15/2016	5,228,125
Teleflex, Inc.	1,000,000	3.8750	8/1/2017	1,333,750
Volcano Corp.	4,000,000	1.7500	12/1/2017	4,195,000
				12,792,500
HEALTHCARE-SERVICES - 0.38%
LifePoint Hospitals, Inc.	1,000,000	3.5000	5/15/2014	1,068,125

HOME BUILDERS - 0.93%
Lennar Corp. - 144A	1,000,000	2.0000	12/1/2020	1,531,250
Meritage Homes Corp.	1,000,000	1.8750	9/15/2032	1,098,125
				2,629,375
HOUSEHOLD PRODUCTS/WARES - 1.15%
Jarden Corp. - 144A	3,000,000	1.8750	9/15/2018	3,298,935

INSURANCE - 0.74%
Tower Group, Inc.	2,000,000	5.0000	9/15/2014	2,090,000

INTERNET - 1.14%
BroadSoft, Inc.	1,000,000	1.5000	7/1/2018	1,093,125
Equinix, Inc.	500,000	3.0000	10/15/2014	1,012,187
Priceline.com, Inc. - 144A	500,000	1.2500	3/15/2015	1,140,312
				3,245,624
INVESTMENT COMPANIES - 4.08%
Ares Capital Corp. - 144A	1,000,000	4.8750	3/15/2017	1,062,500
KCAP Financial, Inc.	1,000,000	8.7500	3/15/2016	1,295,000
Prospect Capital Corp.	2,000,000	6.2500	12/15/2015	2,143,750
TICC Capital Corp. - 144A	7,000,000	7.5000	11/1/2017	7,070,000
				11,571,250
IRON/STEEL - 0.39%
Allegheny Technologies, Inc.	1,000,000	4.2500	6/1/2014	1,092,500

MACHINERY-DIVERSIFIED - 3.85%
Altra Holdings, Inc.	8,000,000	2.7500	3/1/2031	9,075,000
Chart Industries, Inc.	1,500,000	2.0000	8/1/2018	1,836,563
				10,911,563
METAL FABRICATE/HARDWARE - 3.57%
AM Castle & Co. - 144A	5,000,000	7.0000	12/15/2017	9,021,875
RTI International Metals, Inc.	1,000,000	3.0000	12/1/2015	1,101,250
				10,123,125
MINING - 4.28%
Horsehead Holding Corp.	1,000,000	3.5000	10/1/2016	1,049,375
Kaiser Aluminum Corp.	2,000,000	3.8000	7/1/2017	1,936,250
Molycorp, Inc.	1,000,000	4.5000	4/1/2015	1,370,000
Northgate Minerals Corp.	7,500,000	3.2500	6/15/2016	5,587,500
Royal Gold, Inc.	2,000,000	2.8750	6/15/2019	2,197,500
				12,140,625
MISCELLANEOUS MANUFACTURING - 2.80%
EnPro Industries, Inc.	1,000,000	3.9375	10/15/2015	1,415,000
Siemens Financial	4,000,000	1.0500	8/16/2017	4,166,000
Trinity Industries, Inc.	2,000,000	3.8750	6/1/2036	2,376,250
				7,957,250

Miller Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

OIL & GAS - 0.33%
Stone Energy Corp. - 144A	$ 1,000,000	1.7500	3/1/2017	$ 925,000

OIL & GAS SERVICES - 6.56%
Helix Energy Solutions Group, Inc.	1,000,000	3.2500	3/15/2032	1,256,655
Hornbeck Offshore Services, Inc. - 144A	4,000,000	1.5000	9/1/2019	4,172,500
Newpark Resources, Inc.	7,000,000	4.0000	10/1/2017	7,844,375
SEACOR Holdings, Inc. - 144A	5,000,000	2.5000	12/15/2027	5,343,750
				18,617,280
PHARMACEUTICALS - 4.90%
Akorn, Inc.	500,000	3.5000	6/1/2016	826,250
Endo Pharmaceuticals Holdings, Inc.	3,000,000	1.7500	4/15/2015	3,703,125
Salix Pharmaceuticals Ltd. - 144A	9,000,000	1.5000	3/15/2019	9,393,750
				13,923,125
PRIVATE EQUITY - 3.19%
Hercules Technology Growth Capital, Inc.	8,500,000	6.0000	4/15/2016	9,041,875

RETAIL - 2.21%
Coinstar, Inc.	1,000,000	4.0000	9/1/2014	1,371,250
Group 1 Automotive, Inc. +	4,000,000	2.2500	6/15/2036	4,912,500
				6,283,750
SEMICONDUCTORS - 6.77%
GT Advanced Technologies, Inc.	8,000,000	3.0000	10/1/2017	6,110,000
Lam Research Corp.	2,000,000	1.2500	5/15/2018	2,088,750
Photronics, Inc.	2,000,000	3.2500	4/1/2016	2,050,000
Rudolph Technologies, Inc. - 144A	6,000,000	3.7500	7/15/2016	7,563,750
Xilinx, Inc.	1,000,000	2.6250	6/15/2017	1,389,260
				19,201,760
SOFTWARE - 1.35%
Bottomline Technologies de, Inc.	1,000,000	1.5000	12/1/2017	1,184,580
CSG Systems International, Inc. - 144A	2,000,000	3.0000	3/1/2017	2,146,250
Microsoft Corp. -144A	500,000	0.0000	6/15/2013	502,187
				3,833,017
TELECOMMUNICATIONS - 1.47%
Arris Group, Inc.	1,000,000	2.0000	11/15/2026	1,105,000
Ixia	2,500,000	3.0000	12/15/2015	3,075,000
				4,180,000
TRANSPORTATION - 0.39%
Bristow Group, Inc.	1,000,000	3.0000	6/15/2038	1,092,500

TRUCKING & LEASING - 3.09%
Greenbrier Companies, Inc.	9,000,000	3.5000	4/1/2018	8,758,125

TOTAL CONVERTIBLE BONDS				259,702,341
( Cost - $245,428,803)

SHORT-TERM INVESTMENTS - 2.83%
MONEY MARKET FUND - 2.83%	Shares
Milestone Treasury Obligations Portfolio	8,034,287	0.0300 +		8,034,287
TOTAL SHORT-TERM INVESTMENTS
( Cost - $8,034,287)
Miller Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013
Security	Shares	Interest Rate (%)		Market Value

TOTAL INVESTMENTS - 94.36%
( Cost - $253,463,090) (a)				$ 267,736,628
OTHER ASSETS LESS LIABILITIES - 5.64%				16,000,393
NET ASSETS - 100.00%				$ 283,737,021

+ Variable rate security. Interest rate is as of January 31, 2013.
* Defaulted security; not currently paying interest (non-income producing).
144a- Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $255,562,433 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:		$ 27,956,979
		Unrealized Depreciation:		(15,782,784)
	Net Unrealized Appreciation:			$ 12,174,195

TOTAL RETURN SWAP	Notional Amount	Termination Date	Unrealized Gain

Agreement with ReFlow Fund, LLC dated March 1, 2012 to receive total return of the Fund, based on its daily change in NAV less USD-1M LIBOR plus an annualized spread of 2.45%.	$ 7,648,892	3/1/2013	$ 189,985

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Miller Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of January 31, 2013 for the Fund's assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$ -	$259,702,341	$ -	$ 259,702,341
Short-Term Investments	8,034,287	-	-	8,034,287
Total Investments in Securities	$ 8,034,287	$259,702,341	$ -	$ 267,736,628
Total Return Swap**	$ -	$ 189,985	$ -	$ 189,985

*Please refer to schedule of investments for industry classification.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund's policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

**Represents variation margin on the last day of the reporting period.

Derivative Transactions – The Fund may enter into total return swaps.  Total return swaps are agreements that provide the Fund with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate.  The difference in the value of these income streams is recorded daily by the Fund, and is settled in cash at the end of each month.  The fee paid by the Fund will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate.  In addition, if the underlying asset declines in value over the term of the swap, the Fund would also be required to pay the dollar value of that decline to the counterparty.  Total return swaps could result in losses if the underlying asset does not perform as anticipated by the Adviser.  The Fund may use its own net asset value as the underlying asset in a total return swap.  This strategy serves to reduce cash drag (the impact of cash on the Fund’s overall return) by replacing it with the impact of market exposure based upon the Fund’s own investment holdings.  The Fund records fluctuations in the value of open swap contracts on a daily basis as unrealized gains or losses.  Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts.  Risks may exceed amounts recognized on the statement of assets and liabilities.  The Fund values the total return swaps in which it enters based on a formula of the underlying asset’s nightly value, USD-1M LIBOR-BBA and an annual fee or various agreed upon inputs.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive/principal financial officer, or persons performing similar functions, has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on his evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Miller Investment Trust

By (Signature and Title)

/s/    Greg Miller

       Greg Miller

       President and Treasurer, Miller Investment Trust

Date

3/15/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/   Greg Miller

       President and Treasurer, Miller Investment Trust

Date

3/15/13